Premises and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Premises and equipment, net
Premises and equipment, net, are summarized as follows for the dates indicated:

	December 31,
	2014	2013
Land	$6,729,097	$5,471,503
Buildings And Improvements	17,796,209	17,635,363
Furniture And Equipment	11,068,028	10,395,793
Construction In Progress	184,040	206,163
Total Premises And Equipment	35,777,374	33,708,822
Less Accumulated Depreciation	(17,544,148)	(16,465,432)
Total Premises And Equipment, Net	$18,233,226	$17,243,390

Future minimum payments under non-cancelable operating leases
The Bank has entered into non-cancelable operating leases related to buildings and land.  At December 31, 2014, future minimum payments under non-cancelable operating leases with initial or remaining terms of one year or more are as follows (by fiscal year):

2015	$360,106
2016	261,736
2017	231,332
2018	128,361
2019	119,790
Thereafter	908,408
Total Future Minimum Payments	$2,009,733